Summary of significant accounting policies - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 01, 2018	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Accounting Policies and General Information [Line Items]
Allowance for doubtful accounts			$ 7,604,000	$ 7,709,000	$ 31,000		$ 119,000
Impairment of long-term investments			19,831,000	7,794,000	596,000
Goodwill impairment losses			0	0	0
Sales rebates provided to the agencies and advertisers			0	394,000	440,000
External advertising and market promotion expenses from continuing operations			$ 20,974,000	22,935,000	10,345,000
Value added tax on revenues	17.00%	16.00%	13.00%
Value added tax on sub-licensing revenues			6.00%
Employee benefit costs			$ 12,337,000	$ 12,501,000	$ 10,123,000
Statutory general reserve rate			10.00%
Statutory general reserve rate of registered capital			50.00%
Dividends declared			$ 0	$ 0	$ 0
Income (Loss) from Equity Method Investments			$ 0	$ (307,000)	$ (1,875,000)
Disposal Group, Including Discontinued Operation, Revenue			0	656,000	11,428,000
Right-of-use assets			8,747,000	11,819,000
Lease liabilities			8,825
Shenzhen Mojingou Information Service Co., Ltd [Member]
Accounting Policies and General Information [Line Items]
Income (Loss) from Equity Method Investments			0	300,000	1,300,000
Long-term Investments [Member]
Accounting Policies and General Information [Line Items]
Impairment of long-term investments			19,830,000	$ 7,790,000	600,000
Income (Loss) from Equity Method Investments			$ 579,000		$ (187,000)
Restatement Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
Accounting Policies and General Information [Line Items]
Right-of-use assets						$ 11,800,000
Lease liabilities						$ 11,400,000
Minimum
Accounting Policies and General Information [Line Items]
Term of time-based subscriptions			1 month
Minimum | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | China [Member]
Accounting Policies and General Information [Line Items]
Percent of revenue			99.00%	99.00%	99.00%
Minimum | Non Exclusive Game Licenses [Member]
Accounting Policies and General Information [Line Items]
Estimated life of user relationship with the Group			1 month
Minimum | Exclusive Game Licenses [Member]
Accounting Policies and General Information [Line Items]
Estimated life of user relationship with the Group			1 month
Maximum
Accounting Policies and General Information [Line Items]
Term of time-based subscriptions			12 months
Advertising contract term			3 months
Maximum | Non Exclusive Game Licenses [Member]
Accounting Policies and General Information [Line Items]
Estimated life of user relationship with the Group			10 months
Maximum | Exclusive Game Licenses [Member]
Accounting Policies and General Information [Line Items]
Estimated life of user relationship with the Group			6 months
Exclusive Game Licenses [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period			3 years
Computer Software Internal Use Software and Domain Names [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period			5 years
Land use right [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period			30 years
Audio Visual License [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period			9 years